Balances of Produced and Licensed Content Costs (Detail) $ in Millions	Oct. 03, 2020 USD ($)
Produced Content [Abstract]
Released, less amortization	$ 5,601
Completed, not released	732
In-process	3,581
In development or pre-production	278
Theatrical Film Costs	10,192
Television Costs [Abstract]
Released, less amortization	7,674
Completed, not released	543
In-process	2,094
In development or pre-production	93
Direct-to-television Film Costs	10,404
Finite-Lived License Agreements, Gross	6,597
Produced and Licensed Content, Total	27,193
Current portion	2,171
Non-current portion	25,022
Monetized Individually
Produced Content [Abstract]
Released, less amortization	3,000
Completed, not released	522
In-process	3,322
In development or pre-production	262
Theatrical Film Costs	7,106
Television Costs [Abstract]
Released, less amortization	2,090
Completed, not released	33
In-process	263
In development or pre-production	6
Direct-to-television Film Costs	2,392
Monetized as a Group
Produced Content [Abstract]
Released, less amortization	2,601
Completed, not released	210
In-process	259
In development or pre-production	16
Theatrical Film Costs	3,086
Television Costs [Abstract]
Released, less amortization	5,584
Completed, not released	510
In-process	1,831
In development or pre-production	87
Direct-to-television Film Costs	$ 8,012